Investment securities - Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Investment Income
Total investment income	$ 97.3	$ 82.7	$ 66.6
Interest on funds held under reinsurance treaties	0.0	(0.5)	0.0
Investment expenses	(12.6)	(11.3)	(9.8)
Net investment income	84.7	71.4	56.8
Fixed maturity investments
Net Investment Income
Total investment income	52.1	53.2	51.5
Short-term investments
Net Investment Income
Total investment income	15.8	5.1	1.5
Equity securities
Net Investment Income
Total investment income	15.2	16.5	5.1
Other long-term investments
Net Investment Income
Total investment income	$ 14.2	$ 8.4	$ 8.5